Expense Example - SEQUOIA GLOBAL VALUE ETF - SEQUOIA GLOBAL VALUE ETF Class	Apr. 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	$ 418